Document and Entity Information Document	May 10, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	LUMOS PHARMA, INC.
Entity Central Index Key	0001126234
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35342
City Area Code	512
Local Phone Number	215-2630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	LUMO
Entity Emerging Growth Company	false
Entity Address, Address Line One	4200 Marathon Blvd., Suite 200
Entity Address, Postal Zip Code	78756
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Title of 12(b) Security	Common Stock
Entity Tax Identification Number	42-1491350
Security Exchange Name	NASDAQ